Operating Asset Impairments - Changes in the Carrying Value of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 03, 2010	Jan. 02, 2011	Jan. 03, 2010	Dec. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		$ 8,633		$ 0
Impairment	(8,600)	(8,633)
Acquisition of BBA Product Line			8,633
Goodwill, Ending balance			$ 8,633	$ 0